Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST III
CIK	dei_EntityCentralIndexKey	0001306349
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2024
Prospectus Date	rr_ProspectusDate	Dec. 31, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Pioneer Disciplined Value Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVFCX
Pioneer Disciplined Value Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVCFX
Pioneer Disciplined Value Fund | K
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVKFX
Pioneer Disciplined Value Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVRFX
Pioneer Disciplined Value Fund | Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVFYX